Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Balance sheet
Current assets	$ 725,106	$ 815,564
Current liabilities	(584,421)	(545,780)
Hilli LLC | VIE debt
Balance sheet
Current assets	83,927	70,461
Non-current assets	1,198,071	1,212,922
Current liabilities	(341,173)	(342,480)
Non-current liabilities	$ (86,889)	$ (125,094)